AVAILABLE-FOR-SALEINVESTMENTS	12 Months Ended
Dec. 31, 2016
AVAILABLE-FOR-SALEINVESTMENTS

8. AVAILABLE-FOR-SALE INVESTMENTS

Investment in Youjia Group Limited (“Youjia”)

In November 2011, the Group acquired 925,926 redeemable and convertible preferred shares of Youjia, a mobile social application developer based in the PRC, for a consideration of US$1.0 million. The Group’s investment represented 6.67% of Youjia’s equity interest on an as converted basis as of December 31, 2011. The Group recorded the investment in Youjia as an available-for-sale investment as the redeemable convertible preference share is in substance a debt security. During 2013, based on an evaluation of the financial results and condition of Youjia, the Group provided full impairment provision of RMB6.3 million (US$1.0 million) of Youjia.

In April 2014, the Group disposed all of its shares in Youjia to a third party for a cash consideration of US$1.0 million, a gain of RMB6.3 million (US$0.9 million) for the year ended December 31, 2014 is recognized upon disposal.

Investment in L&A International Holding Limited (“L&A”)

In June 2016, the Group completed a share exchange transaction between L&A International Holding Limited, or L&A, a Cayman Islands company with shares publicly listed on the Growth Enterprise Market of the Hong Kong Stock Exchange (Stock Code: 8195), with certain other shareholders of Red 5, whereby the Group exchanged approximately 30.6% equity interest (on a fully-diluted basis) in Red 5 for a total of 723,313,020 (after a one-to-five stock split) newly issued shares of L&A after deducting a 6% of total shares received (769,481,940 shares) which was the payment of service fee to a third party consultant. In June 2016, Asian Development, a wholly-owned subsidiary, incorporated in Hong Kong, borrowed a total of HK$92.3 million from a financial services company, which was secured by a pledge of 417,440,000 shares of L&A (Note 18). As Asian Development is currently in default of the loan due to a sharp decline in stock price of L&A, the lender shall be entitled to foreclose the pledged shares and become the legal and beneficial owner of the pledged shares (Note 33.3). Following the sharp decline of L&A’s stock price, the Group provided a full impairment provision of RMB244.8 million (US$35.3 million) for the investment in L&A.